Offerings	Mar. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share under the Oncolytics Biotech Inc. 2026 Incentive Award Plan
Amount Registered | shares	23,122,173
Proposed Maximum Offering Price per Unit	0.82
Maximum Aggregate Offering Price	$ 18,960,181.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,618.40
Offering Note	Offering Note 1.a. Pursuant to Rule 416(a) under the U.S. Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (this "Registration Statement") also covers an indeterminate number of additional shares of Common Stock, $0.001 par value per share (the "Common Stock"), of Oncolytics Biotech Inc. (the "Registrant") that become issuable by reason of any stock dividend, stock split, recapitalization or similar transaction with respect to the Common Stock. Offering Note 1.b. Represents (i) 6,500,000 shares of Common Stock constituting the initial share reserve available for future issuance under the Oncolytics Biotech Inc. 2026 Incentive Award Plan (the "2026 Plan"); (ii) 3,486,794 shares that may become available under the 2026 Plan from the Oncolytics Biotech Inc. Amended and Restated Stock Option Plan (the "Existing Stock Option Plan") or the Oncolytics Biotech Inc. Amended and Restated Incentive Share Award Plan (the "Existing Incentive Share Award Plan"); and (iii) 13,135,379 shares that may become available under the 2026 Plan pursuant to the evergreen provision contained in the 2026 Plan. Offering Note 1.c. Pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sale prices of the Common Stock as reported on The Nasdaq Capital Market, LLC on March 30, 2026, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share under the Oncolytics Biotech Inc. Amended and Restated Stock Option Plan
Amount Registered | shares	12,283,623
Proposed Maximum Offering Price per Unit	0.94
Maximum Aggregate Offering Price	$ 11,546,605.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,594.59
Offering Note	See Offering Note 1.a. Offering Note 2.a. Represents shares of Common Stock subject to outstanding stock options under the Existing Stock Option Plan as of March 30, 2026. To the extent awards outstanding under the Existing Stock Option Plan are forfeited, lapse unexercised or are settled in cash, the shares of Common Stock subject to the awards will be available for future issuance under the 2026 Plan. Offering Note 2.b. Based on the weighted average exercise price of the outstanding options of $0.94.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share under the Oncolytics Biotech Inc. Inducement Non-Qualified Stock Option Agreement with Jared Kelly
Amount Registered | shares	4,750,000
Proposed Maximum Offering Price per Unit	0.41
Maximum Aggregate Offering Price	$ 1,947,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 268.95
Offering Note	See Offering Notes 1.a. and 1.c. Offering Note 3.a. Represents shares of Common Stock subject to outstanding stock options granted to Jared Kelly under an Oncolytics Biotech Inc. Inducement Non-Qualified Stock Option Agreement. Pursuant to Rule 457(h), the proposed maximum offering price per share is $0.41, the U.S. dollar equivalent of the C$0.57 exercise price (converted at U.S.$1.00 = C$1.3926 on March 30, 2026, as reported by the Bank of Canada).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 502,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.40
Offering Note	Offering note 4. Represents shares of Common Stock subject to outstanding stock options granted to Andrew Aromando under an Oncolytics Biotech Inc. Inducement Non-Qualified Stock Option Agreement. Pursuant to Rule 457(h), the proposed maximum offering price per share is $0.67, the U.S. dollar equivalent of the C$0.93 exercise price (converted at U.S.$1.00 = C$1.3926 on March 30, 2026, as reported by the Bank of Canada).
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	0.97
Maximum Aggregate Offering Price	$ 485,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 66.98
Offering Note	Offering note 5. Represents shares of Common Stock subject to outstanding stock options granted to John McAdory under an Oncolytics Biotech Inc. Inducement Non-Qualified Stock Option Agreement. Pursuant to Rule 457(h), the proposed maximum offering price per share is $0.97, the exercise price of such options.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	0.97
Maximum Aggregate Offering Price	$ 291,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40.19
Offering Note	Offering note 6. Represents shares of Common Stock subject to outstanding stock options granted to Yujun Wu under an Oncolytics Biotech Inc. Inducement Non-Qualified Stock Option Agreement. Pursuant to Rule 457(h), the proposed maximum offering price per share is $0.97, the exercise price of such options.